ENERGY PURCHASED FOR RESALE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ENERGY PURCHASED FOR RESALE
Supply	R$ 682,892	R$ 1,523,390	R$ 1,506,771
Proinfa		3,072,874	3,084,640
Marketing in CCEE	637,313	1,156,187	1,030,473
Others	239,328	403,112	17,980
Total	R$ 1,559,533	R$ 6,155,563	R$ 5,639,864